Exhibit 99.1

Greystone Commercial Real Estate Notes 2018-HC1, Ltd.

Report To:

Greystone Commercial Real Estate Notes 2018-HC1, Ltd.

Greystone Commercial Real Estate Notes 2018-HC1, LLC

Greystone Senior Debt Fund LLC

Greystone Bridge Lending Fund Manager LLC

Greystone Bridge CLO XII LLC

Greystone Senior Debt Opportunity AIV Operating Partnership LP

Greystone Senior Debt Opportunity Operating Partnership LP

J.P. Morgan Securities LLC

8 August 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Greystone Commercial Real Estate Notes 2018-HC1, Ltd. c/o Mourant Governance Services (Cayman) Limited 94 Solaris Avenue, Camana Bay, P.O. Box 1348, Grand Cayman KY1-1108 Cayman Islands

Greystone Commercial Real Estate Notes 2018-HC1, LLC c/o Greystone & Co. Inc. 152 West 57th Street, 60th Floor New York, NY 10019

Greystone Senior Debt Fund LLC

Greystone Bridge Lending Fund Manager LLC

Greystone Bridge CLO XII LLC

Greystone Senior Debt Opportunity AIV Operating Partnership LP

Greystone Senior Debt Opportunity Operating Partnership LP

152 West 57th Street, 60th Floor

New York, NY 10019

J.P. Morgan Securities LLC 383 Madison Avenue, 31st Floor New York, New York 10179

Re: Greystone Commercial Real Estate Notes 2018-HC1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Greystone Commercial Real Estate Notes 2018-HC1, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum, which is defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Greystone Senior Debt Fund LLC (“Greystone”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Greystone, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Greystone, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Greystone, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Greystone Commercial Real Estate Notes 2018-HC1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Greystone, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Greystone, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes and Preferred Shares will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 August 2018

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, Greystone, on behalf of the Issuer, indicated that the assets of the Issuer will primarily consist of 20 floating rate commercial real estate mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage or deed-of-trust on one or more healthcare properties (the “Mortgaged Properties”).

For the purpose of the procedures described in this report, each Mortgage Loan, together with any related future funding participation(s) (as applicable), is hereinafter referred to as the “Whole Loan.”

Greystone, on behalf of the Issuer, informed us that as of 1 July 2018 (the “Reference Date”), no Mortgage Loans had related future funding participations. For the avoidance of doubt, all references and recalculations related to the Whole Loans that are described in this report are based on the Mortgage Loans and do not include future funding participations.

Procedures performed and our associated findings

1.	Greystone, on behalf of the Issuer, provided us with:
	a.	An electronic data file (the “Preliminary Data File”) that Greystone, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Mortgage Loans and Whole Loans as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgaged Property, Mortgage Loan and Whole Loan on the Preliminary Data File, we compared each applicable Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Greystone, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by Greystone, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Greystone, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 15

2.	As instructed by Greystone, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Greystone. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, Greystone, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Greystone, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Mortgage Loans and Whole Loans as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Principal / Loan Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Loan Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date,
c.	Current Maturity Date and
d.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Initial Term (Excluding Extensions),
ii.	Current Term (Including Exercised Extension Options) and
iii.	Fully Extended Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

7.	Using the:
a.	Seasoning,
b.	Current Term (Including Exercised Extension Options) and
c.	Fully Extended Term

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Current Maturity Date and
ii.	Remaining Term to Fully Extended Maturity Date

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Trust Asset Original Balance and
b.	Future Funding Original Balance

of each Mortgage Loan and Underlying Property, both as shown on the Final Data File, we recalculated the “Committed Whole Loan Original Balance” of each Whole Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan, all of which have the “Amortization Type (During Initial Term and Extended Term)” characteristic as “Interest Only” on the Final Data File, Greystone, on behalf of the Issuer, instructed us to:
a.	Use “0” for the original amortization term of each Mortgage Loan (the “Original Amortization Term”),
b.	Use “0” for the remaining amortization term of each Mortgage Loan (the “Remaining Amortization Term”),
c.	Use the “Trust Asset Original Balance” of each Mortgage Loan and, with respect to each Multiple Property Loan, the “Trust Asset Original Balance” of each Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan and Underlying Property as of the Reference Date (the “Trust Asset Cut-off Date Balance”) and
ii.	Principal balance of each Mortgage Loan and Underlying Property as of the “Current Maturity Date” of each Mortgage Loan (the “Trust Asset Current Maturity Date Balance”) and
d.	Use the “Committed Whole Loan Original Balance” of each Whole Loan, and, with respect to each Multiple Property Loan, the “Committed Whole Loan Original Balance” of each Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Whole Loan and Underlying Property as of the Reference Date (the “Committed Whole Loan Cut-off Date Balance”) and
ii.	Principal balance of each Whole Loan and Underlying Property as of the “Current Maturity Date” of each Whole Loan (the “Committed Whole Loan Current Maturity Date Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 15

10.	Using the:
a.	Trust Asset Original Balance,
b.	Committed Whole Loan Original Balance,
c.	Trust Asset Margin,
d.	Committed Whole Loan Margin,
e.	LIBOR Floor,
f.	LIBOR Cap,
g.	Rounding Direction,
h.	Rounding Factor and
i.	Interest Accrual Basis

of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 2.09994% that was provided by Greystone, on behalf of the Issuer, and the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Trust Asset Annual Debt Service and
ii.	Committed Whole Loan Annual Debt Service

of each Mortgage Loan and Whole Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to recalculate the “Trust Asset Annual Debt Service” of each Mortgage Loan as the product of:

a.	The “Trust Asset Original Balance,” as shown on the Final Data File,
b.	The sum of the:
i.	Trust Asset Margin, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	Lesser of the:
1.	LIBOR assumption of 2.09994% that was provided by Greystone, on behalf of the Issuer, rounded (as applicable) based on the corresponding “Rounding Direction” and “Rounding Factor,” both as shown on the Final Data File, and
2.	LIBOR Cap, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 15

10. (continued)

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to recalculate the “Committed Whole Loan Annual Debt Service” of each Whole Loan as the product of:

a.	The “Committed Whole Loan Original Balance,” as shown on the Final Data File,
b.	The sum of the:
i.	Committed Whole Loan Margin, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	Lesser of the:
1.	LIBOR assumption of 2.09994% that was provided by Greystone, on behalf of the Issuer, rounded (as applicable) based on the corresponding “Rounding Direction” and “Rounding Factor,” both as shown on the Final Data File, and
2.	LIBOR Cap, as shown on the Final Data File, and
c.	365/360.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 10.

1.	Using the “Trust Asset Cut-off Date Balance” of each Mortgage Loan and Underlying Property, as shown on the Final Data File, we recalculated the “% of Initial Pool Balance” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the “Trust Asset Cut-off Date Balance” of each Mortgage Loan and Underlying Property, as shown on the Final Data File, and a ramp value assumption of $50,753,000 (the “Assumed Ramp”) that was provided by Greystone, on behalf of the Issuer, and the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 11., we recalculated the “% of Final Pool Balance” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to recalculate the “% of Final Pool Balance” for each Mortgage Loan and Underlying Property as the quotient of the:

a.	Corresponding “Trust Asset Cut-off Date Balance,” as shown on the Final Data File, and
b.	Sum of the:
i.	Aggregate “Trust Asset Cut-off Date Balance” for all Mortgage Loans and
ii.	Assumed Ramp.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 11.

Attachment A Page 6 of 15

12.	Using the:
a.	Operating Units,
b.	Trust Asset Cut-off Date Balance and
c.	Committed Whole Loan Cut-off Date Balance

of each Mortgage Loan, Whole Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust Asset Loan Per Unit and
ii.	Committed Whole Loan Loan Per Unit

characteristics of each Mortgage Loan, Whole Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	As-is Appraised Value ($),
b.	Trust Asset Cut-off Date Balance,

c.            Committed Whole Loan Cut-off Date Balance,

d.            Upfront CapEx Escrow and

e.            Hold Back

of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the applicable instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Cut-off Date Trust Asset As-Is LTV,
ii.	Cut-off Date Committed Whole Loan As-Is LTV,
iii.	Cut-off Date Trust Asset Adjusted As-Is LTV and
iv.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV

of each Mortgage Loan and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to:

a.	Use the difference between the:
i.	Trust Asset Cut-off Date Balance and
ii.	Sum of the Upfront CapEx Escrow and Hold Back,

as applicable, all as shown on the Final Data File, as the numerator for the purpose of recalculating the “Cut-off Date Trust Asset Adjusted As-Is LTV” of each Mortgage Loan,

b.	Use the difference between the:
i.	Committed Whole Loan Cut-off Date Balance and
ii.	Sum of the Upfront CapEx Escrow and Hold Back,

as applicable, all as shown on the Final Data File, as the numerator for the purpose of recalculating the “Cut-off Date Committed Whole Loan Adjusted As-Is LTV” of each Whole Loan and

c.	Round the “Cut-off Date Trust Asset As-Is LTV,” ”Cut-off Date Committed Whole Loan As-Is LTV,” ”Cut-off Date Trust Asset Adjusted As-Is LTV” and “Cut-off Date Committed Whole Loan Adjusted As-Is LTV” characteristics to the nearest 1/10th of one percent.

Attachment A Page 7 of 15

13. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Greystone, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Trust Asset As-Is LTV,
b.	Cut-off Date Committed Whole Loan As-Is LTV,
c.	Cut-off Date Trust Asset Adjusted As-Is LTV and
d.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 13.

14.	For each Mortgage Loan on the Final Data File which has the “Stabilized Appraised Value ($)” characteristic as “NAP” (each, an “As-Is Appraisal Mortgage Loan”), Greystone, on behalf of the Issuer, instructed us to:
a.	Use the “Cut-off Date Trust Asset Adjusted As-Is LTV,” as shown on the Final Data File, for the “Maturity Trust Asset As-Stabilized LTV” characteristic and
b.	Use the “Cut-off Date Committed Whole Loan Adjusted As-Is LTV,” as shown on the Final Data File, for the “Maturity Committed Whole Loan As-Stabilized LTV” characteristic.

For each Mortgage Loan that is not an As-Is Appraisal Mortgage Loan, we recalculated the “Maturity Trust Asset As-Stabilized LTV” and “Maturity Committed Whole Loan As-Stabilized LTV” of each Mortgage Loan and Whole Loan, respectively, using the:

a.	Stabilized Appraised Value ($),
b.	Trust Asset Current Maturity Date Balance and
c.	Committed Whole Loan Current Maturity Date Balance

of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to round the “Maturity Trust Asset As-Stabilized LTV” and “Maturity Committed Whole Loan As-Stabilized LTV” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, Greystone, on behalf of the Issuer, instructed us to use the:

a.	Maturity Trust Asset As-Stabilized LTV and
b.	Maturity Committed Whole Loan As-Stabilized LTV

for the Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 14.

Attachment A Page 8 of 15

15.	Using the:
a.	Trust Asset Annual Debt Service,
b.	Committed Whole Loan Annual Debt Service,
c.	Most Recent NOI,
d.	Most Recent NCF,
e.	Underwritten As-Is NOI ($),
f.	Underwritten As-Is Net Cash Flow ($),
g.	Initial Debt Service Escrow,
h.	Current Debt Service Escrow Balance,
i.	Hold Back,
j.	Underwritten Stabilized NOI ($),
k.	Underwritten Stabilized Net Cash Flow ($),
l.	Trust Asset Cut-off Date Balance and
m.	Committed Whole Loan Cut-off Date Balance

of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the applicable instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Trust Asset U/W As-Is NOI DSCR,
ii.	Trust Asset U/W As-Is NCF DSCR,
iii.	Committed Whole Loan U/W As-Is NOI DSCR,
iv.	Committed Whole Loan U/W As-Is NCF DSCR,
v.	Trust Asset U/W Stabilized NOI DSCR,
vi.	Trust Asset U/W Stabilized NCF DSCR,
vii.	Committed Whole Loan U/W Stabilized NOI DSCR,
viii.	Committed Whole Loan U/W Stabilized NCF DSCR,
ix.	Trust Asset Most Recent NOI DSCR,
x.	Trust Asset Most Recent NCF DSCR,
xi.	Trust Asset U/W As-Is NOI DY,
xii.	Trust Asset U/W As-Is NCF DY,
xiii.	Committed Whole Loan U/W As-Is NOI DY,
xiv.	Committed Whole Loan U/W As-Is NCF DY,
xv.	Trust Asset Adjusted U/W As-Is NOI DY,
xvi.	Trust Asset Adjusted U/W As-Is NCF DY,
xvii.	Committed Whole Loan Adjusted U/W As-Is NOI DY,
xviii.	Committed Whole Loan Adjusted U/W As-Is NCF DY,
xix.	Trust Asset U/W Stabilized NOI DY,
xx.	Trust Asset U/W Stabilized NCF DY,
xxi.	Committed Whole Loan U/W Stabilized NOI DY,
xxii.	Committed Whole Loan U/W Stabilized NCF DY,
xxiii.	Trust Asset Most Recent NOI DY and
xxiv.	Trust Asset Most Recent NCF DY

of each Mortgage Loan and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 15

15. (continued)

For the purpose of this procedure, Greystone, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Initial Debt Service Escrow and
ii.	Underwritten As-Is NOI ($) or Underwritten As-Is Net Cash Flow ($), as applicable,

all as shown on the Final Data File, as the numerator for the purpose of recalculating the:

(a)	Trust Asset U/W As-Is NOI DSCR,
(b)	Trust Asset U/W As-Is NCF DSCR,
(c)	Committed Whole Loan U/W As-Is NOI DSCR and
(d)	Committed Whole Loan U/W As-Is NCF DSCR

of each Mortgage Loan and Whole Loan, as applicable,

b.	Use the sum of the:

i.              Current Debt Service Escrow Balance and

ii.	Most Recent NOI or Most Recent NCF, as applicable,

all as shown on the Final Data File, as the numerator for the purpose of recalculating the:

(a)	Trust Asset Most Recent NOI DSCR and
(b)	Trust Asset Most Recent NCF DSCR

of each Mortgage Loan,

c.	Use the difference between the:
i.	Trust Asset Cut-off Date Balance and
ii.	Hold Back, as applicable,

both as shown on the Final Data File, as the denominator for the purpose of recalculating the:

(a)	Trust Asset Adjusted U/W As-Is NOI DY and
(b)	Trust Asset Adjusted U/W As-Is NCF DY

of each Mortgage Loan,

d.	Use the difference between the:
i.	Committed Whole Loan Cut-off Date Balance and
ii.	Hold Back, as applicable,

both as shown on the Final Data File, as the denominator for the purpose of recalculating the:

(a)	Committed Whole Loan Adjusted U/W As-Is NOI DY and
(b)	Committed Whole Loan Adjusted U/W As-Is NCF DY

of each Whole Loan,

Attachment A Page 10 of 15

15. (continued)

e.	Round the:
i.	Trust Asset U/W As-Is NOI DSCR,
ii.	Trust Asset U/W As-Is NCF DSCR,
iii.	Committed Whole Loan U/W As-Is NOI DSCR,
iv.	Committed Whole Loan U/W As-Is NCF DSCR,
v.	Trust Asset U/W Stabilized NOI DSCR,
vi.	Trust Asset U/W Stabilized NCF DSCR,
vii.	Committed Whole Loan U/W Stabilized NOI DSCR,
viii.	Committed Whole Loan U/W Stabilized NCF DSCR,
ix.	Trust Asset Most Recent NOI DSCR and
x.	Trust Asset Most Recent NCF DSCR

characteristics to two decimal places and

f.	Round the:
i.	Trust Asset U/W As-Is NOI DY,
ii.	Trust Asset U/W As-Is NCF DY,
iii.	Committed Whole Loan U/W As-Is NOI DY,
iv.	Committed Whole Loan U/W As-Is NCF DY,
v.	Trust Asset Adjusted U/W As-Is NOI DY,
vi.	Trust Asset Adjusted U/W As-Is NCF DY,
vii.	Committed Whole Loan Adjusted U/W As-Is NOI DY,
viii.	Committed Whole Loan Adjusted U/W As-Is NCF DY,
ix.	Trust Asset U/W Stabilized NOI DY,
x.	Trust Asset U/W Stabilized NCF DY,
xi.	Committed Whole Loan U/W Stabilized NOI DY,
xii.	Committed Whole Loan U/W Stabilized NCF DY,
xiii.	Trust Asset Most Recent NOI DY and
xiv.	Trust Asset Most Recent NCF DY

characteristics to the nearest 1/10th of one percent.

Attachment A Page 11 of 15

15. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Greystone, on behalf of the Issuer, instructed us to use the:

a.	Trust Asset U/W As-Is NOI DSCR,
b.	Trust Asset U/W As-Is NCF DSCR,
c.	Committed Whole Loan U/W As-Is NOI DSCR,
d.	Committed Whole Loan U/W As-Is NCF DSCR,
e.	Trust Asset U/W Stabilized NOI DSCR,
f.	Trust Asset U/W Stabilized NCF DSCR,
g.	Committed Whole Loan U/W Stabilized NOI DSCR,
h.	Committed Whole Loan U/W Stabilized NCF DSCR,
i.	Trust Asset Most Recent NOI DSCR,
j.	Trust Asset Most Recent NCF DSCR,
k.	Trust Asset U/W As-Is NOI DY,
l.	Trust Asset U/W As-Is NCF DY,
m.	Committed Whole Loan U/W As-Is NOI DY,
n.	Committed Whole Loan U/W As-Is NCF DY,
o.	Trust Asset Adjusted U/W As-Is NOI DY,
p.	Trust Asset Adjusted U/W As-Is NCF DY,
q.	Committed Whole Loan Adjusted U/W As-Is NOI DY,
r.	Committed Whole Loan Adjusted U/W As-Is NCF DY,
s.	Trust Asset U/W Stabilized NOI DY,
t.	Trust Asset U/W Stabilized NCF DY,
u.	Committed Whole Loan U/W Stabilized NOI DY,
v.	Committed Whole Loan U/W Stabilized NCF DY,
w.	Trust Asset Most Recent NOI DY and
x.	Trust Asset Most Recent NCF DY

for the Multiple Property Loan as the value for each of the characteristics listed in a. through x. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 15.

Attachment A Page 12 of 15

16.	Using the:
a.	Third Most Recent Medicaid Days,
b.	Third Most Recent Private Pay Days,
c.	Third Most Recent Medicare Days,
d.	Third Most Recent Other Days,
e.	Second Most Recent Medicaid Days,
f.	Second Most Recent Private Pay Days,
g.	Second Most Recent Medicare Days,
h.	Second Most Recent Other Days,
i.	Most Recent Medicaid Days,
j.	Most Recent Private Pay Days,
k.	Most Recent Medicare Days,
l.	Most Recent Other Days,
m.	Underwritten As-Is Medicaid Days,
n.	Underwritten As-Is Private Pay Days,
o.	Underwritten As-Is Medicare Days,
p.	Underwritten As-Is Other Days,
q.	Underwritten Stabilized Medicaid Days,
r.	Underwritten Stabilized Private Pay Days,
s.	Underwritten Stabilized Medicare Days and
t.	Underwritten Stabilized Other Days

of each Mortgage Loan and Underlying Property, all as shown on the Final Data File, we recalculated the:

i.	Third Most Recent Total Days,
ii.	Second Most Recent Total Days,
iii.	Most Recent Total Days,
iv.	Underwritten As-Is Total Days and
v.	Underwritten Stabilized Total Days

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Servicing Fee %,
b.	CREFC Fee % and
c.	Trustee Fee %

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Trust Asset Margin and
b.	Administrative Fee Rate %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Trust Asset Margin %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 15

19.	Using:
a.	Information on the Final Data File and
b.	The applicable instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 19.,

we recalculated the “Total/Weighted Average” information, as shown on the Final Data File, for the:

i.	Trust Asset Cut-off Date Balance,
ii.	% of Initial Pool Balance,
iii.	Committed Whole Loan Margin,
iv.	Trust Asset Margin,
v.	Net Trust Asset Margin %,
vi.	Trust Asset Original Balance,
vii.	Future Funding Original Balance,
viii.	Committed Whole Loan Original Balance,
ix.	Committed Whole Loan Cut-off Date Balance,
x.	Trust Asset Current Maturity Date Balance,
xi.	Committed Whole Loan Current Maturity Date Balance,
xii.	Initial Term (Excluding Extensions),
xiii.	Current Term (Including Exercised Extension Options),
xiv.	Fully Extended Term,
xv.	Remaining Term to Current Maturity Date,
xvi.	Remaining Term to Fully Extended Maturity Date,
xvii.	Seasoning,
xviii.	Original Amortization Term,
xix.	Remaining Amortization Term,
xx.	Cut-off Date Trust Asset As-Is LTV,
xxi.	Cut-off Date Trust Asset Adjusted As-Is LTV,
xxii.	Cut-off Date Committed Whole Loan As-Is LTV,
xxiii.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV,
xxiv.	Maturity Trust Asset As-Stabilized LTV,
xxv.	Maturity Committed Whole Loan As-Stabilized LTV,
xxvi.	Trust Asset U/W As-Is NOI DSCR,
xxvii.	Trust Asset U/W As-Is NCF DSCR,
xxviii.	Trust Asset U/W Stabilized NOI DSCR,
xxix.	Trust Asset U/W Stabilized NCF DSCR,
xxx.	Committed Whole Loan U/W As-Is NOI DSCR,
xxxi.	Committed Whole Loan U/W As-Is NCF DSCR,
xxxii.	Committed Whole Loan U/W Stabilized NOI DSCR,
xxxiii.	Committed Whole Loan U/W Stabilized NCF DSCR,
xxxiv.	Trust Asset U/W As-Is NOI DY,
xxxv.	Trust Asset U/W As-Is NCF DY,
xxxvi.	Committed Whole Loan U/W As-Is NOI DY,
xxxvii.	Committed Whole Loan U/W As-Is NCF DY,

Attachment A Page 14 of 15

19. (continued)

xxxviii.	Trust Asset Adjusted U/W As-Is NOI DY,
xxxix.	Trust Asset Adjusted U/W As-Is NCF DY,
xl.	Committed Whole Loan Adjusted U/W As-Is NOI DY,
xli.	Committed Whole Loan Adjusted U/W As-Is NCF DY,
xlii.	Trust Asset U/W Stabilized NOI DY,
xliii.	Trust Asset U/W Stabilized NCF DY,
xliv.	Committed Whole Loan U/W Stabilized NOI DY,
xlv.	Committed Whole Loan U/W Stabilized NCF DY,
xlvi.	Trust Asset Most Recent NOI DY,
xlvii.	Trust Asset Most Recent NCF DY,
xlviii.	Trust Asset Most Recent NOI DSCR and
xlix.	Trust Asset Most Recent NCF DSCR

characteristics.

Greystone, on behalf of the Issuer, instructed us to use the sum of the information relating to the Mortgage Loans or Whole Loans, as applicable, for the purpose of recalculating the “Total/Weighted Average” information related to the:

a.	Trust Asset Cut-off Date Balance,
b.	% of Initial Pool Balance,
c.	Trust Asset Original Balance,
d.	Future Funding Original Balance,
e.	Committed Whole Loan Original Balance,
f.	Committed Whole Loan Cut-off Date Balance,
g.	Trust Asset Current Maturity Date Balance and
h.	Committed Whole Loan Current Maturity Date Balance

characteristics.

Greystone, on behalf of the Issuer, instructed us to use the weighted average of the information relating to the Mortgage Loans, weighted by the “Trust Asset Cut-off Date Balance,” for the purpose of recalculating the “Total/Weighted Average” information related to the:

a.	Trust Asset Margin,
b.	Net Trust Asset Margin %,
c.	Initial Term (Excluding Extensions),
d.	Current Term (Including Exercised Extension Options),
e.	Fully Extended Term,
f.	Remaining Term to Current Maturity Date,
g.	Remaining Term to Fully Extended Maturity Date,
h.	Seasoning,
i.	Original Amortization Term,
j.	Remaining Amortization Term,
k.	Cut-off Date Trust Asset As-Is LTV,
l.	Cut-off Date Trust Asset Adjusted As-Is LTV,
m.	Maturity Trust Asset As-Stabilized LTV,
n.	Trust Asset U/W As-Is NOI DSCR,
o.	Trust Asset U/W As-Is NCF DSCR,

Attachment A Page 15 of 15

19. (continued)

p.	Trust Asset U/W Stabilized NOI DSCR,

q.	Trust Asset U/W Stabilized NCF DSCR,

r.	Trust Asset U/W As-Is NOI DY,
s.	Trust Asset U/W As-Is NCF DY,

t.	Trust Asset U/W Adjusted As-Is NOI DY,
u.	Trust Asset U/W Adjusted As-Is NCF DY,
v.	Trust Asset U/W Stabilized NOI DY,
w.	Trust Asset U/W Stabilized NCF DY,
x.	Trust Asset Most Recent NOI DY,
y.	Trust Asset Most Recent NCF DY,
z.	Trust Asset Most Recent NOI DSCR and
aa.	Trust Asset Most Recent NCF DSCR

characteristics.

Greystone, on behalf of the Issuer, instructed us to use the weighted average of the information relating to the Whole Loans, weighted by the “Committed Whole Loan Cut-off Date Balance,” for the purpose of recalculating the “Total/Weighted Average” information related to the:

a.	Committed Whole Loan Margin,
b.	Cut-off Date Committed Whole Loan As-Is LTV,
c.	Cut-off Date Committed Whole Loan Adjusted As-Is LTV,
d.	Maturity Committed Whole Loan As-Stabilized LTV,
e.	Committed Whole Loan U/W As-Is NOI DSCR,
f.	Committed Whole Loan U/W As-Is NCF DSCR,
g.	Committed Whole Loan U/W Stabilized NOI DSCR,
h.	Committed Whole Loan U/W Stabilized NCF DSCR,
i.	Committed Whole Loan U/W As-Is NOI DY,
j.	Committed Whole Loan U/W As-Is NCF DY,
k.	Committed Whole Loan U/W Adjusted As-Is NOI DY,
l.	Committed Whole Loan U/W Adjusted As-Is NCF DY,
m.	Committed Whole Loan U/W Stabilized NOI DY and
n.	Committed Whole Loan U/W Stabilized NCF DY

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Greystone, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 19.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Greystone

• Comprehensive Care Portfolio • Oasis - Invigorate Portfolio	Trust Asset Original Balance, Future Funding Original Balance	The “Trust Asset Original Balance” and “Future Funding Original Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note: Certain capitalized terms in the “Characteristic” and “Methodology Provided by Greystone” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 12

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Licensed Units	Underwriter’s Summary Report or Appraisal Report
Operating Units	Underwriter’s Summary Report or Appraisal Report
Unit Type	Underwriter’s Summary Report or Appraisal Report
Most Recent Occupancy	Underwriter’s Summary Report or Appraisal Report
Most Recent Occupancy Date	Underwriter’s Summary Report or Appraisal Report
Operator (see Note 2)	Operating License
State License Beginning Date (see Note 2)	Operating License
State License End Date (see Note 2)	Operating License
Facility Licensed As (see Note 2)	Operating License

Third Party Information:

Characteristic	Source Document(s)
As-is Appraised Value ($)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraised Valuation Date	Appraisal Report
Appraisal FIRREA Compliant	Appraisal Report
Engineering Report Date	Engineering Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Date (see Note 3)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 4)	Certificate of Environmental Insurance
Seismic Report Date (see Note 5)	Seismic Report
Seismic PML% (see Note 5)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 12

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)
Third Most Recent Occupancy	Underwriter’s Summary Report
Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent Management Fee Adjustment	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent Capital Expenses	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Third Most Recent Medicaid Revenues (see Note 2)	Underwriter’s Summary Report
Third Most Recent Private Pay Revenues (see Note 2)	Underwriter’s Summary Report
Third Most Recent Medicare Revenues (see Note 2)	Underwriter’s Summary Report
Third Most Recent Other Revenues (see Note 2)	Underwriter’s Summary Report
Third Most Recent Non-Rental Revenues (see Note 2)	Underwriter’s Summary Report
Third Most Recent Medicaid Days (see Note 2)	Underwriter’s Summary Report
Third Most Recent Private Pay Days (see Note 2)	Underwriter’s Summary Report
Third Most Recent Medicare Days (see Note 2)	Underwriter’s Summary Report
Third Most Recent Other Days (see Note 2)	Underwriter’s Summary Report
Second Most Recent Occupancy	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent Management Fee Adjustment	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Capital Expenses	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Medicaid Revenues	Underwriter’s Summary Report
Second Most Recent Private Pay Revenues	Underwriter’s Summary Report
Second Most Recent Medicare Revenues	Underwriter’s Summary Report
Second Most Recent Other Revenues	Underwriter’s Summary Report
Second Most Recent Non-Rental Revenues	Underwriter’s Summary Report
Second Most Recent Medicaid Days	Underwriter’s Summary Report
Second Most Recent Private Pay Days	Underwriter’s Summary Report
Second Most Recent Medicare Days	Underwriter’s Summary Report
Second Most Recent Other Days	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent Management Fee Adjustment	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Capital Expenses	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Most Recent Medicaid Revenues	Underwriter’s Summary Report
Most Recent Private Pay Revenues	Underwriter’s Summary Report
Most Recent Medicare Revenues	Underwriter’s Summary Report
Most Recent Other Revenues	Underwriter’s Summary Report
Most Recent Non-Rental Revenues	Underwriter’s Summary Report
Most Recent Medicaid Days	Underwriter’s Summary Report
Most Recent Private Pay Days	Underwriter’s Summary Report
Most Recent Medicare Days	Underwriter’s Summary Report
Most Recent Other Days	Underwriter’s Summary Report
Underwritten As-Is Economic Occupancy	Underwriter’s Summary Report
Underwritten As-Is Revenues ($)	Underwriter’s Summary Report
Underwritten As-Is Management Fee Adjustment ($)	Underwriter’s Summary Report
Underwritten As-Is Expenses ($)	Underwriter’s Summary Report
Underwritten As-Is NOI ($)	Underwriter’s Summary Report
Underwritten As-Is Capital Items ($)	Underwriter’s Summary Report
Underwritten As-Is Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten As-Is Medicaid Revenues ($)	Underwriter’s Summary Report
Underwritten As-Is Private Pay Revenues ($)	Underwriter’s Summary Report
Underwritten As-Is Medicare Revenues ($)	Underwriter’s Summary Report
Underwritten As-Is Other Revenues ($)	Underwriter’s Summary Report
Underwritten As-Is Non-Rental Revenues ($)	Underwriter’s Summary Report
Underwritten As-Is Medicaid Days	Underwriter’s Summary Report
Underwritten As-Is Private Pay Days	Underwriter’s Summary Report
Underwritten As-Is Medicare Days	Underwriter’s Summary Report
Underwritten As-Is Other Days	Underwriter’s Summary Report
Underwritten Stabilized Economic Occupancy	Underwriter’s Summary Report
Underwritten Stabilized Revenues ($)	Underwriter’s Summary Report
Underwritten Stabilized Expenses ($)	Underwriter’s Summary Report
Underwritten Stabilized Management Fee Adjustment ($)	Underwriter’s Summary Report
Underwritten Stabilized NOI ($)	Underwriter’s Summary Report
Underwritten Stabilized Capital Items ($)	Underwriter’s Summary Report
Underwritten Stabilized Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)
Underwritten Stabilized Medicaid Revenues ($)	Underwriter’s Summary Report
Underwritten Stabilized Private Pay Revenues ($)	Underwriter’s Summary Report
Underwritten Stabilized Medicare Revenues ($)	Underwriter’s Summary Report
Underwritten Stabilized Other Revenues ($)	Underwriter’s Summary Report
Underwritten Stabilized Non-Rental Revenues ($)	Underwriter’s Summary Report
Underwritten Stabilized Medicaid Days	Underwriter’s Summary Report
Underwritten Stabilized Private Pay Days	Underwriter’s Summary Report
Underwritten Stabilized Medicare Days	Underwriter’s Summary Report
Underwritten Stabilized Other Days	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)
Initial Tax Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Tax Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Insurance Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement or Loan Modification Agreement
Upfront CapEx Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
CapEx - Required Completion Timeline	Settlement Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserve Amount	Settlement Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 5 of 12

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Capital Improvement Reserve Cap	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Capital Improvement Reserve (If applicable)	Loan Agreement or Loan Modification Agreement
Initial TI/LC Amount	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve	Settlement Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing TI/LC Reserve (if applicable)	Loan Agreement or Loan Modification Agreement
Initial Debt Service Escrow (see Note 2)	Settlement Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap	Settlement Statement, Loan Agreement or Loan Modification Agreement
Current Debt Service Escrow Balance	Current Escrow Balance Support Document
Environmental Escrow	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow (Initial)	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow (Monthly)	Settlement Statement, Loan Agreement or Loan Modification Agreement
Other Escrow Cap	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Other Escrow (if applicable)	Loan Agreement or Loan Modification Agreement
Other Escrow Reserve Description	Settlement Statement, Loan Agreement or Loan Modification Agreement
Hold Back (see Note 2)	Settlement Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan and Whole Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Loan Sponsor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 12

Mortgage Loan and Whole Loan Information: (continued)

Characteristic	Source Document(s)
Guarantor(s)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse (Y/N)	Guaranty Agreement
Trust Asset Original Balance

For all Mortgage Loans:

•         Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Future Funding Original Balance

For all Mortgage Loans:

•         Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Note Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Initial Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Current Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Loan Extension Confirmation Notice
Initial Term Extension Options (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Initial Term Extension Options Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Exit Fees	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Day of Month	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest accrual period start	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest accrual period end	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 12

Mortgage Loan and Whole Loan Information: (continued)

Characteristic	Source Document(s)
Loan Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Index	Promissory Note, Loan Agreement or Loan Modification Agreement
Rounding Direction	Promissory Note, Loan Agreement or Loan Modification Agreement
Rounding Factor	Promissory Note, Loan Agreement or Loan Modification Agreement
LIBOR Floor	Promissory Note, Loan Agreement or Loan Modification Agreement
LIBOR Cap (see Note 7)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 7)	Interest Rate Cap Agreement
Trust Asset Margin	Promissory Note, Loan Agreement or Loan Modification Agreement
Committed Whole Loan Margin	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type (During Initial Term and Extended Term)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment String Through Current Maturity Date (see Notes 8 and 9)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Prepayment String as of Cut-off Date (see Notes 8 and 9)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty	Promissory Note, Loan Agreement or Loan Modification Agreement
Partially Prepayable without Penalty Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Number of Assumptions Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Free Release Conditions	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Collateral Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Substitution Allowed (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 12

Mortgage Loan and Whole Loan Information: (continued)

Characteristic	Source Document(s)
Special Purpose Entity	Promissory Note, Loan Agreement or Loan Modification Agreement
TIC	Promissory Note, Loan Agreement, Loan Modification Agreement or Tenant-in-Common Agreement
DST	Promissory Note, Loan Agreement or Loan Modification Agreement
Loan Purpose	Settlement Statement, Loan Agreement or Loan Modification Agreement
Accounts Receivable Financing In Place (see Note 2)	Intercreditor Agreement, Accounts Receivable Financing Agreement, Promissory Note, Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Subordination of Management Agreement, Operating License, Loan Agreement or Loan Modification Agreement
Lockbox Type	Loan Agreement or Loan Modification Agreement
Terms/Description of Springing Cash Management (If applicable)	Loan Agreement or Loan Modification Agreement
Control Agreement In-Place (Y/N)	Deposit Account Control Agreement, Deposit Account Instruction and Services Agreement or Accounts Agreement
Lien Position (see Note 2)	Pro Forma Title Policy
Ownership Interest (see Note 2)	Pro Forma Title Policy
Ground Lease (Y/N) (see Note 10)	Ground Lease Agreement
Ground Lease Expiration (see Note 10)	Ground Lease Agreement
Ground Lease Extension Options (see Note 10)	Ground Lease Agreement
Ground Lease Expiration Date with Extension Options (see Note 10)	Ground Lease Agreement
Annual Ground Lease Payment (see Note 10)	Ground Lease Agreement
Annual Ground Rent Increases (see Note 10)	Ground Lease Agreement

Exhibit 2 to Attachment A Page 9 of 12

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, Greystone, on behalf of the Issuer, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the Mortgage Loans listed in Table A1, Greystone, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Mortgaged Property	Characteristic	Source Document Value	Provided Value

West Side Campus of Care	NAP	Operator State License Beginning Date State License End Date Facility Licensed As Ownership Interest	No Source Document No Source Document No Source Document No Source Document Fee Simple and Leasehold	Settlement Healthcare, LLC NAV NAV Nursing Facility Fee Simple
Brentwood Place	NAP	Operator State License Beginning Date State License End Date Facility Licensed As Accounts Receivable Financing in Place	No Source Document No Source Document No Source Document No Source Document Yes	Dallas County Hospital District Brentwood Place Four NAV NAV Nursing Facility No

Oasis – Invigorate Portfolio	Invigorate Post Acute of Chowchilla	State License Beginning Date State License End Date	5/1/2017 4/30/2018	NAV NAV
	Invigorate Post Acute of Delano	State License Beginning Date State License End Date	5/5/2017 5/4/2018	NAV NAV
Woodside Senior Living	NAP

Third Most Recent Medicaid Revenues

Third Most Recent Private Pay Revenues

Third Most Recent Medicare Revenues

Third Most Recent Other Revenues

Third Most Recent Non-Rental Revenues

Third Most Recent Medicaid Days

Third Most Recent Private Pay Days

Third Most Recent Medicare Days

Third Most Recent Other Days

			0 0 0 0 6,275,093 0 0 0 61,211	NAP NAP NAP NAP NAP NAP NAP NAP NAP

Exhibit 2 to Attachment A Page 10 of 12

Notes: (continued)

2. (continued)

Table A1 (continued):
Mortgage Loan	Mortgaged Property	Characteristic	Source Document Value	Provided Value

Kelley Place & Madison Heights	NAP	Initial Debt Service Escrow Hold Back Lien Position Ownership Interest	350,000 No Source Document No Source Document No Source Document	0 350,000 First Fee Simple
Sunrise Ridge	NAP	Lien Position Ownership Interest	No Source Document No Source Document	First Fee Simple
Francis Asbury Manor	NAP	Ownership Interest	Fee Simple and Leasehold	Leasehold

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Greystone, on behalf of the Issuer.

3.	Greystone, on behalf of the Issuer, instructed us to perform procedures on the “Phase II Date” characteristic only for Mortgaged Properties for which a phase II environmental report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a phase II environmental report Source Document in the related loan file, Greystone, on behalf of the Issuer, instructed us to use “NAP” for the “Phase II Date” characteristic.

4.	Greystone, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgaged Properties (if any) for which a certificate of environmental insurance Source Document was included in the related loan file. For each Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, Greystone, on behalf of the Issuer, instructed us to use “N” for the “Environmental Insurance Required (Y/N)” characteristic.

5.	Greystone, on behalf of the Issuer, instructed us to perform procedures on the:

a.            Seismic Report Date and

b.            Seismic PML %

characteristics only for Mortgaged Properties that contained a seismic report Source Document in the related loan file. For each Mortgaged Property that does not contain a seismic report Source Document in the related loan file, Greystone, on behalf of the Issuer, instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Greystone, on behalf of the Issuer, instructed us to ignore differences of +/- $2 or less.

Exhibit 2 to Attachment A Page 11 of 12

Notes: (continued)

7.	Greystone, on behalf of the Issuer, instructed us to perform procedures on the:
a.	LIBOR Cap and
b.	LIBOR Cap Provider

characteristics only for Mortgage Loans for which an interest rate cap agreement Source Document was included in the related loan file. For each Mortgage Loan that does not contain an interest rate cap agreement Source Document in the related loan file, Greystone, on behalf of the Issuer, instructed us to use “NAP” for the “LIBOR Cap” and “LIBOR Cap Provider” characteristics.

8.	For certain Mortgage Loans (the “Specified Due Date Mortgage Loans”), the applicable Source Document:
a.	Indicates that “prior to” a monthly payment due date (the “Specified Due Date”), the related borrower may not voluntarily prepay all or any portion of the outstanding principal balance of the related Mortgage Loan,
b.	Indicates that “after” the Specified Due Date, the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full and
c.	Does not indicate whether voluntary prepayment is permitted on the Specified Due Date.

For the purpose of comparing the “Prepayment String Through Current Maturity Date” and “Remaining Prepayment String as of Cut-off Date” characteristics for each Specified Due Date Mortgage Loan, Greystone, on behalf of the Issuer, instructed us to assume that voluntary prepayment is permitted on the corresponding Specified Due Date.

9.	For the Mortgage Loan identified on the Preliminary Data File as “Timberlyn Heights” (the “Timberlyn Heights Mortgage Loan”), the promissory note Source Document indicates:

The principal amount of the Loan may not be prepaid in full or in part prior to __________ __, 2018 [Insert date that is six months from the Closing Date]. The principal amount of the Loan may be prepaid in full, but not in part, on any Business Day after __________ __, 2018 upon not less than thirty (30) days advance written notice to Holder.

For the purpose of comparing the “Prepayment String Through Current Maturity Date” and “Remaining Prepayment String as of Cut-off Date” characteristics for the Timberlyn Heights Mortgage Loan, Greystone, on behalf of the Issuer, instructed us to ignore the blank spaces in the above disclosure and instead assume that the blank spaces state “March 1, 2018.”

Exhibit 2 to Attachment A Page 12 of 12

Notes: (continued)

10.	Greystone, on behalf of the Issuer, instructed us to perform procedures on the:
a.	Ground Lease (Y/N),
b.	Ground Lease Expiration,
c.	Ground Lease Extension Options,
d.	Ground Lease Expiration Date with Extension Options,
e.	Annual Ground Lease Payment and
f.	Annual Ground Rent Increases

characteristics only for Mortgaged Properties for which a ground lease agreement Source Document was included in the related loan file. For each Mortgaged Property that does not contain a ground lease agreement Source Document in the related loan file, Greystone, on behalf of the Issuer, instructed us to:

i.	Use “N” for the “Ground Lease (Y/N)” characteristic and
ii.	Use “NAP” for the:
(a)	Ground Lease Expiration,
(b)	Ground Lease Extension Options,
(c)	Ground Lease Expiration Date with Extension Options,
(d)	Annual Ground Lease Payment and
(e)	Annual Ground Rent Increases

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Greystone, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Loan / Property Name
Loan or Property
# of Properties
Independent Living
Assisted Living
Memory Care
Skilled Nursing
Certificate of Need State (Y/N)
Seismic Insurance In-Place (Y/N)
Other Revenue Description
Most Recent Period Description
Second Most Recent Period Description
Third Most Recent Period Description
Sufficient Guarantor Net Worth (Yes/No)
Sufficient Guarantor Liquidity (Yes/No)
Required Minimum Net Worth
Required Minimum Liquidity
Pari Passu/B-Note/Mezz Debt In Place? (Y/N/Description)
Companion Future Funding Trigger / Requirement
Form of Remaining Permitted Additional Debt
Maximum Number of TICs
Loan Cross Portfolio Name
Portfolio Cross Release Conditions
Borrower Non-Consolidation Opinion
Repeat Greystone Sponsor
Trustee Fee %
Servicing Fee %
CREFC Fee %

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.